SIGNIFICANT TRANSACTIONS (Details Narrative)																					1 Months Ended		3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 23, 2021 USD ($) $ / shares shares	Jul. 19, 2021 USD ($)	Jul. 07, 2021 USD ($) $ / shares shares	Jul. 02, 2021 Integer $ / shares	May 13, 2021 shares	May 01, 2021 USD ($)	Apr. 27, 2021 USD ($) $ / shares shares	Apr. 09, 2021 USD ($) $ / shares shares	Apr. 09, 2021 USD ($) $ / shares shares	Apr. 09, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Nov. 04, 2020 USD ($) shares	Aug. 21, 2020 USD ($) $ / shares	Aug. 04, 2020 USD ($)	Jul. 31, 2020 USD ($)	Jun. 15, 2020 USD ($)	Jun. 12, 2020 USD ($) $ / shares	Jun. 12, 2020 USD ($) $ / shares	Apr. 24, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) shares	Sep. 30, 2021 USD ($) $ / shares	Jan. 22, 2021 USD ($) Integer $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($) shares	Mar. 31, 2020 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Proceeds from loans												$ 450
Debt principle amount		$ 1,666,000
Amortization of Debt Issuance Costs														$ 34																	$ 130
Stock issued during the period converted																							$ 7,918,000	$ 1,776,000	$ 6,870,000	$ 1,454,000	$ 902,000	$ 1,586,000			4,677,000	$ 335,000
Debt Instrument, Convertible, Conversion Price | $ / shares				$ 0.05
Debt instrument, trading days | Integer				20,000
Change in fair value of derivative warrants liability and fair value of warrants expired																													$ (299,000)		927,000	500,000
Amortization of Debt Discount (Premium)																													2,290,000		1,170,000	959,000
Proceeds from issuance of note		$ 1,000,000
Conversion feature									$ 3,007,000																							80,000
Operating Expenses																													(5,681,000)		(14,081,000)
Lease expenses																													104
Finanace Expenses [Member]
Operating Expenses																							538						753
Detachable Warrants [Member]
Detachable warrant							$ 2,922,000
Convertible Bridge Loan [Member]
Debt principle amount											$ 4,918,000									$ 355,000											$ 4,918,000	355,000
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares																											720,000				309,427
Stock issued during the period converted																															$ 19,000
Fair value of loans payable																				192,000												192,000
Change in fair value of derivative warrants liability and fair value of warrants expired																															416,000	138,000
Beneficial conversion feature																															60,000
Remeasurement expense																							0						34,000			1,985,000
Finance expense																							$ 2,647,000
Investment											2,500,000																				2,500,000
Amortization of Debt Discount (Premium)																													$ 2,750,000		$ 81,000	756,000
Warrant [Member]
Stock issued during the period, shares | shares																																	600,000	4,518,406	3,106,000
Aslano Private Limited [Member]
Success fee percentage																					8.00%		8.00%						8.00%
Secured Convertible Equipment Loan Agreement [Member]
Proceeds from loans											$ 450,000	$ 750
Debt instrument original issue discount, rate											40.00%																				40.00%
Original issue discount on loan											$ 300,000																				$ 300,000
Debt principle amount											750,000																				750,000
Incurred incremental and direct costs											$ 54,000																				$ 54,000
Royalty interest rate											12.50%																				12.50%
Amortization of Debt Issuance Costs																							$ 2,207,000						$ 2,414,000		$ 204
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares											64,630,113									1,811,864
Stock issued during the period converted											$ 4,639,000									$ 336,000
Proceeds from issuance of note																															$ 450,000
Stock issued during the period, shares | shares												20,000,000																	20,000,000
Securities Purchase Agreement [Member]
Original issue discount on loan													$ 75,000			$ 60,000	$ 12,500	$ 12,500	$ 50,000
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares																							81,736,111
Stock issued during the period converted																							$ 750,000
Debt instrument, interest rate													10.00%			2.00%	84.00%	84.00%	20.00%
Debt instrument maturity date													Nov. 21, 2020				Jun. 12, 2021		Apr. 24, 2021
Warrants term																			5 years
Exercise price of warrants | $ / shares													$ 0.10				$ 0.10	$ 0.10	$ 0.10
Fair value of loans payable													$ 267,000			$ 374,000	$ 61,000	$ 61,000	$ 135,000
Beneficial conversion feature	$ 3,000		$ 81,000										463,000		$ 66,000	173,000		60,000	127,000		$ 243,000
Remeasurement expense	45,000		148,000
Investment													123,000			60,000	10,000	10,000	65,000		$ 1,127,000		1,127,000						$ 1,127,000
Amortization of Debt Discount (Premium)													266,000			23,000		$ 21,000
Proceeds from issuance of note													$ 175,000			$ 315,000	$ 50,000		$ 200,000
Securities Purchase Agreement [Member] | First and Second Tranches [Member]
Stock issued during the period, shares | shares					240,591,462
Securities Purchase Agreement [Member] | Family Office Investor [Member]
Debt principle amount								$ 4,286,000	$ 4,286,000	$ 4,286,000
Debt instrument, interest rate								4.00%	4.00%	4.00%
Debt Instrument, Convertible, Conversion Price | $ / shares								$ 0.0599	$ 0.0599	$ 0.0599
Beneficial conversion feature																							143,000						2,166,000
Remeasurement expense																							49,000						55,000
Proceeds from issuance of note										$ 3,000,000
Cash proceeds from notes receivable									$ 1,000
Securities Purchase Agreement [Member] | Yozma Global Genomic Fund [Member]
Cash proceeds from notes receivable							378,000
Securities Purchase Agreement [Member] | Promissoery Convertible Note [Member]
Debt principle amount	$ 2,857,000		$ 1,536,000
Debt instrument, interest rate	4.00%		4.00%
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 0.0599		$ 0.0599
Warrants to purchase common stock | shares	11,924,636		3,440,000
Warrants term	5 years		5 years
Exercise price of warrants | $ / shares	$ 0.107415		$ 0.107415
Proceeds from issuance of note	$ 2,000,000		$ 1,075,000
Cash proceeds from notes receivable	1,290,000		697,000
Proceeds from Warrant	558,000		121,000
Conversion feature	$ 152,000		$ 257,000
Sales price | $ / shares			$ 0.10
Securities Purchase Agreement [Member] | Warrant [Member] | Family Office Investor [Member]
Warrants term								5 years	5 years	5 years
Exercise price of warrants | $ / shares								$ 0.107415	$ 0.107415	$ 0.107415
Proceeds from Warrant									$ 508,000
Securities Purchase Agreement [Member] | Warrant [Member] | Yozma Global Genomic Fund [Member]
Proceeds from Warrant									$ 2,922,000
Securities Purchase Agreement [Member] | Maximum [Member] | Warrant [Member] | Family Office Investor [Member]
Warrants to purchase common stock | shares								16,000,000	16,000,000	16,000,000
Securities Purchase Agreement [Member] | Yozma Global Genomic Fund [Member]
Debt instrument original issue discount, rate																						30.00%
Original issue discount on loan																						$ 1,457,000
Debt principle amount							$ 4,714,000															$ 4,857,000
Debt instrument, interest rate							4.00%															4.00%
Debt instrument maturity date																						Jan. 22, 2022
Debt Instrument, Convertible, Conversion Price | $ / shares							$ 0.0599															$ 0.07161
Debt instrument, trading days | Integer																						10
Debt instrument conversion price, rate																						0.20
Debt unpaid loan, interest rate																						33.00%
Debt instrument repayment rate																						115.00%
Liquidation damages, value																						$ 250,000
Proceeds from issuance of note							$ 3,300,000
Securities Purchase Agreement [Member] | Yozma Global Genomic Fund [Member] | Warrant [Member]
Proceeds from loans																													272,000
Warrants to purchase common stock | shares																						16,956,929
Warrants term							5 years															5 years
Exercise price of warrants | $ / shares							$ 0.107415															$ 0.107415
Fair value of loans payable																						$ 423,000
Change in fair value of derivative warrants liability and fair value of warrants expired																						861,000
Beneficial conversion feature																						$ 2,116,000
Securities Purchase Agreement [Member] | Yozma Global Genomic Fund [Member] | Warrant [Member] | Convertible Bridge Loan [Member]
Beneficial conversion feature																													1,666,000
Remaining amount allocated for host loan instrument																													423,000
Remeasurement expense																													742,000
Finance expense																							164,000
Finance income																							$ 58,000
Securities Purchase Agreement [Member] | Yozma Global Genomic Fund [Member] | Maximum [Member]
Debt unpaid loan, interest rate																						18.00%
Debt instrument repayment rate																						1.00%
Securities Purchase Agreement [Member] | Yozma Global Genomic Fund [Member] | Maximum [Member] | Warrant [Member]
Warrants to purchase common stock | shares							16,458,196
Securities Purchase Agreement [Member] | Family Office Investor [Member] | Purchaser [Member]
Debt principle amount								$ 4,286,000	$ 4,286,000	$ 4,286,000
Proceeds from issuance of note								$ 3,000,000
Securities Purchase Agreement [Member] | Family Office Investor [Member] | Warrant [Member] | Purchaser [Member]
Warrants to purchase common stock | shares								16,000,000	16,000,000	16,000,000
Exercise price of warrants | $ / shares								$ 0.107415	$ 0.107415	$ 0.107415
Loan Agreement [Member]
Debt principle amount																				$ 163,000												$ 163,000
Debt instrument, interest rate																				10.00%												10.00%
Additional discount of the convertible bridge loans																													34,000			$ 101,000
Immediate charge to finance expenses																													169,000
Deduction of additional paid-in capital																													$ 69,000
First Amendment to Secured Convertible Equipment Loan Agreement [Member] | Lender [Member]
Original issue discount on loan						$ 320,000
Repayments of debt						450,000
Officer compensation						$ 100,000
Stock issued during period shares restricted stock | shares																													2,000,000
First Amendment to Secured Convertible Equipment Loan Agreement [Member] | Lender [Member] | NIS [Member]
Shares issued, price per share | $ / shares																					$ 0.0001		$ 0.0001						$ 0.0001
Closing Agreement [Member] | Purchaser [Member]
Investment																					$ 88,000		$ 88,000						$ 88,000
Investments																					$ 884,000		$ 884,000						$ 884,000
Loss Contingency, Damages Sought																													The Company acknowledges that failure to timely comply with the foregoing obligations will subject the Company to substantial liability under the Registration Agreement, including without limitation liquidated damages in the amount of $250, along with an amount of cash accruing each month equal to the value of 1% of the value of the Tranche 2 Securities
Assignment of Receivable Agreements [Member]
Proceeds from receivable																													$ 1,467,000
Repayment for receivable																													1,117,000
Finance expenses with applicable discount interest																													50,000
Repayment for loans																													$ 400,000